Deferred Acquisition Costs and Other Actuarial Balances - Disaggregated DAC amounts (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Acquisition Costs
Deferred acquisition costs	$ 3,921.1	$ 3,926.5	$ 3,939.2		$ 3,822.3
Short-duration contracts
Deferred Acquisition Costs
Deferred acquisition costs	37.2	31.1	34.7
Retirement and Income Solutions
Deferred Acquisition Costs
Deferred acquisition costs	925.1	918.9	930.0		964.4
Retirement and Income Solutions | Workplace savings and retirement solutions
Deferred Acquisition Costs
Deferred acquisition costs	509.7	506.4	498.0	$ 489.0	477.2
Retirement and Income Solutions | Individual variable annuities
Deferred Acquisition Costs
Deferred acquisition costs	289.9	279.5	278.0	281.2	281.9
Retirement and Income Solutions | Pension risk transfer
Deferred Acquisition Costs
Deferred acquisition costs	17.7	15.4	8.1	2.7
Retirement and Income Solutions | Individual fixed deferred annuities
Deferred Acquisition Costs
Deferred acquisition costs	95.5	106.1	131.0	162.2	192.7
Retirement and Income Solutions | Investment only
Deferred Acquisition Costs
Deferred acquisition costs	12.3	11.5	14.9	18.1	12.6
Benefits and Protection
Deferred Acquisition Costs
Deferred acquisition costs		3,007.6	3,009.2		2,857.9
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	2,958.8	2,976.5	2,974.5
Benefits and Protection | Life Insurance | Universal life
Deferred Acquisition Costs
Deferred acquisition costs	1,537.9	1,545.3	1,569.7	1,596.2	1,608.3
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	1,537.9	1,545.3	1,569.7
Benefits and Protection | Life Insurance | Term life
Deferred Acquisition Costs
Deferred acquisition costs	656.0	678.8	685.7	678.9	607.9
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	656.0	678.8	685.7
Benefits and Protection | Life Insurance | Participating life
Deferred Acquisition Costs
Deferred acquisition costs	81.3	84.7	93.0	102.3	111.9
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	81.3	84.7	93.0
Benefits and Protection | Specialty Benefits | Individual disability
Deferred Acquisition Costs
Deferred acquisition costs	$ 683.6	$ 667.7	$ 626.1	$ 580.7	$ 529.8